UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Angel Oak Mortgage Trust I, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to ________

Date of Report (Date of earliest event reported):

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Angel Oak Mortgage Trust 2025-6

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor: 0001697970

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ___

David Gordon, Secretary, (470) 282-4373

Name and telephone number, including area code of the person to contact in connection with this filing

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

Item 1.03	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Angel Oak Mortgage Trust I, LLC
(Depositor)

By:	/s/ Sreeniwas Prabhu
Name:	Sreeniwas Prabhu
Title:	Manager

Date: May 9, 2025

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Valuation Summary
99.3	AMC Exception Grades
99.4	AMC Rating Agency Grades
99.5	AMC Data Compare Summary
99.6	AMC Data Compare (Non-Ignored)
99.7	Canopy Financial Technology Partners LLC (“Canopy”) Narrative
99.8	Canopy Rating Agency Grades Detail Report
99.9	Canopy Rating Agency Grades Summary Report
99.10	Canopy Valuation Report
99.11	Canopy Data Compare Report
99.12	Clarifii LLC (“Clarifii”) Narrative
99.13	Clarifii Rating Agency Grades Detail Report
99.14	Clarifii Rating Agency Grades Summary Report
99.15	Clarifii Data Compare Report
99.16	Clarifii Valuation Report
99.17	Clayton Services LLC (“Clayton”) Due Diligence Narrative Report
99.18	Clayton Loan Level Tape Compare
99.19	Clayton Valuation Summary
99.20	Clayton Loan Grades
99.21	Clayton Conditions Detail
99.22	Consolidated Analytics, Inc. (“Consolidated”) Executive Summary
99.23	Consolidated Due Diligence Report
99.24	Consolidated Rating Agency Grades
99.25	Consolidated Valuation Summary Report
99.26	Consolidated Data Compare Report
99.27	Evolve Mortgage Services (“Evolve”) Executive Summary
99.28	Evolve Rating Agency Grades
99.29	Evolve Exception Detail
99.30	Evolve Valuation Report
99.31	Evolve Data Compare
99.32	Incenter Diligence Solutions (“Incenter”) Executive Summary
99.33	Incenter Exception Report
99.34	Incenter Rating Agency Grades Report
99.35	Incenter Valuation Summary Report
99.36	Incenter Tape Compare Report
99.37	Infinity IPS, Inc. (“Infinity”) Executive Summary
99.38	Infinity Rating Agency Grade
99.39	Infinity Valuation Report
99.40	Infinity Loan Level Exception Report
99.41	Infinity Individual Exception Report
99.42	Infinity Data Compare Report
99.43	Inglet Blair, LLC (“IB”) Executive Summary
99.44	IB Exception Report
99.45	IB Final Grading Summary
99.46	IB Data Comparison
99.47	IB Valuation Report
99.48	Selene Diligence LLC (“Selene”) Due Diligence Review Narrative
99.49	Selene Standard Findings Report
99.50	Selene Rating Agency Grades Summary Report
99.51	Selene Valuation Report
99.52	Selene Data Compare Report